Distribution Date:	12/15/23	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson	(202) 715-9500
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 2)	15		Attention: Reporting		Reporting@belloakadvisors.com
Principal Prepayment Detail	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	21-22		General Contact	(312) 332-7457
Modified Loan Detail	23		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762XAQ0	1.313000%	80,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762XAR8	3.001000%	161,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61762XAS6	3.824000%	107,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762XAT4	3.973000%	260,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762XAU1	4.259000%	284,721,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61762XAW7	4.482000%	105,297,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.75%
B	61762XAX5	7.431663%	74,983,000.00	59,719,686.76	144,639.40	369,847.16	0.00	0.00	514,486.56	59,575,047.36	77.28%	15.88%
C	61762XAZ0	7.431663%	52,648,000.00	52,648,000.00	0.00	326,051.83	0.00	0.00	326,051.83	52,648,000.00	57.20%	11.75%
D	61762XAC1	7.431663%	52,648,000.00	52,648,000.00	0.00	326,051.83	0.00	0.00	326,051.83	52,648,000.00	37.12%	7.63%
E	61762XAE7	7.431663%	19,145,000.00	19,145,000.00	0.00	118,565.99	0.00	0.00	118,565.99	19,145,000.00	29.82%	6.13%
F	61762XAG2	3.709000%	20,740,000.00	20,740,000.00	0.00	87,223.46	0.00	0.00	87,223.46	20,740,000.00	21.91%	4.50%
G	61762XAJ6	3.709000%	14,359,000.00	14,359,000.00	0.00	0.00	0.00	0.00	0.00	14,359,000.00	16.43%	3.38%
H	61762XAL1	3.709000%	43,075,957.00	43,075,957.00	0.00	0.00	0.00	0.00	0.00	43,075,957.00	0.00%	0.00%
R	61762XAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,316,958.00	262,335,643.76	144,639.40	1,227,740.27	0.00	0.00	1,372,379.67	262,191,004.36

X-A	61762XAV9	7.431663%	998,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	61762XAA5	3.722663%	78,174,957.00	78,174,957.00	0.00	242,515.86	0.00	0.00	242,515.86	78,174,957.00
Notional SubTotal			1,076,892,957.00	78,174,957.00	0.00	242,515.86	0.00	0.00	242,515.86	78,174,957.00

Deal Distribution Total					144,639.40	1,470,256.13	0.00	0.00	1,614,895.53

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762XAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762XAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61762XAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762XAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762XAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61762XAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61762XAX5	796.44301722	1.92896256	4.93241348	0.00000000	0.00000000	0.00000000	0.00000000	6.86137605	794.51405465
C	61762XAZ0	1,000.00000000	0.00000000	6.19305254	0.00000000	0.00000000	0.00000000	0.00000000	6.19305254	1,000.00000000
D	61762XAC1	1,000.00000000	0.00000000	6.19305254	0.00000000	0.00000000	0.00000000	0.00000000	6.19305254	1,000.00000000
E	61762XAE7	1,000.00000000	0.00000000	6.19305249	0.00000000	0.00000000	0.00000000	0.00000000	6.19305249	1,000.00000000
F	61762XAG2	1,000.00000000	0.00000000	4.20556702	(1.11473385)	0.17146528	0.00000000	0.00000000	4.20556702	1,000.00000000
G	61762XAJ6	1,000.00000000	0.00000000	0.00000000	3.09083362	6.18166725	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61762XAL1	1,000.00000000	0.00000000	0.00000000	3.09083325	104.98895335	0.00000000	0.00000000	0.00000000	1,000.00000000
R	61762XAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762XAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	61762XAA5	1,000.00000000	0.00000000	3.10221930	0.00000000	0.00000000	0.00000000	0.00000000	3.10221930	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	11/01/23 - 11/30/23	30	0.00	242,515.86	0.00	242,515.86	0.00	0.00	0.00	242,515.86	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	11/01/23 - 11/30/23	30	0.00	369,847.16	0.00	369,847.16	0.00	0.00	0.00	369,847.16	0.00
C	11/01/23 - 11/30/23	30	0.00	326,051.83	0.00	326,051.83	0.00	0.00	0.00	326,051.83	0.00
D	11/01/23 - 11/30/23	30	0.00	326,051.83	0.00	326,051.83	0.00	0.00	0.00	326,051.83	0.00
E	11/01/23 - 11/30/23	30	0.00	118,565.99	0.00	118,565.99	0.00	0.00	0.00	118,565.99	0.00
F	11/01/23 - 11/30/23	30	26,675.77	64,103.88	0.00	64,103.88	(23,119.58)	0.00	0.00	87,223.46	3,556.19
G	11/01/23 - 11/30/23	30	44,381.28	44,381.28	0.00	44,381.28	44,381.28	0.00	0.00	0.00	88,762.56
H	11/01/23 - 11/30/23	30	4,389,359.04	133,140.60	0.00	133,140.60	133,140.60	0.00	0.00	0.00	4,522,499.64
Totals			4,460,416.09	1,624,658.43	0.00	1,624,658.43	154,402.30	0.00	0.00	1,470,256.13	4,614,818.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61762XAW7	N/A	105,297,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61762XAX5	7.431663%	74,983,000.00	59,719,686.76	144,639.40	369,847.16	0.00	0.00	514,486.56	59,575,047.36
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61762XAZ0	7.431663%	52,648,000.00	52,648,000.00	0.00	326,051.83	0.00	0.00	326,051.83	52,648,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			232,928,000.03	112,367,686.76	144,639.40	695,898.99	0.00	0.00	840,538.39	112,223,047.36

Exchangeable Certificate Details
PST	61762XAY3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	1,614,895.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,030,074.41	Master Servicing Fee	3,543.36
Interest Reductions due to Nonrecoverability Determination	(114,605.74)	Certificate Administrator Fee	636.16
Interest Adjustments	600,000.00	Trustee Fee	85.26
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	109.31
ARD Interest	0.00	Trust Advisor Fee	212.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Pari Passu Servicing Fee	411.39
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,515,468.67	Total Fees	4,998.45

Principal		Expenses/Reimbursements
Scheduled Principal	744,639.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	44,795.96
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(4,581.89)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(600,000.00)	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	144,639.40	Total Expenses/Reimbursements	40,214.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,470,256.13
Excess Liquidation Proceeds	0.00	Principal Distribution	144,639.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,614,895.53
Total Funds Collected	1,660,108.07	Total Funds Distributed	1,660,108.05

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	262,335,643.79	262,335,643.79	Beginning Certificate Balance	262,335,643.76
(-) Scheduled Principal Collections	744,639.40	744,639.40	(-) Principal Distributions	144,639.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(600,000.00)	(600,000.00)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	262,191,004.39	262,191,004.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	265,768,665.48	265,768,665.48	Ending Certificate Balance	262,191,004.36
Ending Actual Collateral Balance	265,658,350.58	265,658,350.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.03)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.03)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,857,964.93	1.09%	118	5.5000	NAP	Defeased	1	2,857,964.93	1.09%	118	5.5000	NAP
10,000,000 or less	4	13,661,999.91	5.21%	(4)	4.5500	1.358779	1.30 or less	5	122,432,528.74	46.70%	(4)	4.6291	0.810952
10,000,001 to 20,000,000	2	24,049,290.31	9.17%	(5)	4.2646	0.345871	1.31-1.40	1	32,637,210.41	12.45%	(6)	4.4100	1.310000
20,000,001 to 30,000,000	2	53,586,341.48	20.44%	(4)	4.6497	1.108480	1.41-1.50	1	33,777,287.49	12.88%	(3)	5.4060	1.423264
30,000,001 to 40,000,000	3	100,191,785.39	38.21%	(4)	5.0816	2.558468	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	4	36,708,725.33	14.00%	(6)	3.9120	1.660196
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 80,000,000	1	67,843,622.37	25.88%	(4)	4.3700	1.090000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.01	0	0.00	0.00%	0	0.0000	0.000000
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.02-2.10	0	0.00	0.00%	0	0.0000	0.000000
Totals	13	262,191,004.39	100.00%	(3)	4.7111	1.602338	2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21-2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31-2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41-2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61-2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71-3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	1	33,777,287.49	12.88%	(3)	5.4060	4.900000
							Totals	13	262,191,004.39	100.00%	(3)	4.7111	1.602338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	2,857,964.93	1.09%	118	5.5000	NAP
							Defeased	1	2,857,964.93	1.09%	118	5.5000	NAP
Florida	2	60,758,015.74	23.17%	(6)	4.0516	0.747124
							Office	2	100,191,785.39	38.21%	(4)	5.0816	3.730567
Nevada	1	25,050,433.91	9.55%	(2)	5.4900	0.480000
							Retail	5	159,141,254.17	60.70%	(4)	4.4637	0.856866
New York	2	100,191,785.39	38.21%	(4)	5.0816	3.730567
							Totals	8	262,191,004.39	100.00%	(3)	4.7111	1.602338
Pennsylvania	1	5,489,182.15	2.09%	(2)	5.5000	0.910000

Utah	1	67,843,622.37	25.88%	(4)	4.3700	1.090000

Totals	8	262,191,004.39	100.00%	(3)	4.7111	1.602338

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,857,964.93	1.09%	118	5.5000	NAP	Defeased	1	2,857,964.93	1.09%	118	5.5000	NAP
	4.000% or less	5	49,267,485.02	18.79%	(6)	3.9120	1.494455	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	2	100,480,832.78	38.32%	(5)	4.3830	1.161458	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	1	11,490,530.62	4.38%	(4)	4.6500	(0.380000)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	4	98,094,191.04	37.41%	(3)	5.4327	2.350823	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	12	259,333,039.46	98.91%	(4)	4.7024	1.606305
	Totals	13	262,191,004.39	100.00%	(3)	4.7111	1.602338	Totals	13	262,191,004.39	100.00%	(3)	4.7111	1.602338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	12	259,333,039.46	98.91%	(4)	4.7024	1.606305	237 months or less	12	259,333,039.46	98.91%	(4)	4.7024	1.606305
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
85 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	Totals	12	259,333,039.46	98.91%	(4)	4.7024	1.606305
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	259,333,039.46	98.91%	(4)	4.7024	1.606305
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,857,964.93	1.09%	118	5.5000	NAP	Defeased	1	2,857,964.93	1.09%	118	5.5000	NAP
Underwriter's Information		5	70,486,012.82	26.88%	(5)	4.6279	1.546657	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	7	188,847,026.64	72.03%	(4)	4.7302	1.628568	79 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	85 to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	262,191,004.39	100.00%	(3)	4.7111	1.602338	121 to 240 months	0	0.00	0.00%	0	0.0000	0.000000
								Totals	1	2,857,964.93	1.09%	118	5.5000	1.242336
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A	28000367	OF	Brooklyn	NY	Actual/360	5.406%	152,712.27	121,106.68	0.00	N/A	09/01/23	--	33,898,394.17	33,777,287.49	10/01/23
2B	200280367				Actual/360	5.406%	152,712.27	121,106.68	0.00	N/A	09/01/23	--	33,898,394.17	33,777,287.49	10/01/23
3	1340557	RT	Salt Lake City	UT	Actual/360	4.370%	845,928.51	(311,766.43)	(600,000.00)	N/A	08/01/23	04/01/24	67,531,855.94	67,843,622.37	12/01/23
5A	453000179	RT	Clearwater	FL	Actual/360	3.912%	41,023.71	25,200.75	0.00	N/A	06/01/23	--	12,583,960.44	12,558,759.69	09/01/23
5B	453000181				Actual/360	3.912%	93,213.73	57,260.93	0.00	N/A	06/01/23	--	28,593,168.50	28,535,907.57	09/01/23
5C	453000183				Actual/360	3.912%	1,397.79	858.66	0.00	N/A	06/01/23	--	428,769.84	427,911.18	09/01/23
5D	453000185				Actual/360	3.912%	15,523.71	9,536.16	0.00	N/A	06/01/23	--	4,761,872.91	4,752,336.75	09/01/23
5E	453000187				Actual/360	3.912%	9,775.35	6,004.98	0.00	N/A	06/01/23	--	2,998,574.81	2,992,569.83	09/01/23
10	1238578	OF	New York	NY	Actual/360	4.410%	120,165.27	60,822.72	0.00	N/A	06/05/23	--	32,698,033.13	32,637,210.41	11/05/23
12	300961012	RT	North Las Vegas	NV	Actual/360	5.490%	0.00	0.00	0.00	N/A	10/01/23	--	25,050,433.91	25,050,433.91	10/01/20
26	300961026	RT	Winter Haven	FL	Actual/360	4.650%	44,620.65	24,474.68	0.00	N/A	08/01/23	--	11,515,005.30	11,490,530.62	12/01/22
51	300961051	RT	Hermitage	PA	Actual/360	5.500%	25,214.94	12,259.13	0.00	N/A	10/01/23	--	5,501,441.28	5,489,182.15	11/01/23
62	1340675	RT	Harlingen	TX	Actual/360	5.500%	13,180.47	17,774.46	0.00	N/A	10/01/33	--	2,875,739.39	2,857,964.93	12/01/23
Totals							1,515,468.67	144,639.40	(600,000.00)				262,335,643.79	262,191,004.39
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A	11,186,369.00	8,050,954.00	01/01/23	06/30/23	--	0.00	0.00	273,160.76	546,487.14	1,635,918.96	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	273,160.76	546,487.14	0.00	0.00
3	7,496,327.35	4,677,103.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	9,620,174.36	7,403,999.02	01/01/23	09/30/23	11/13/23	1,691,052.15	335,469.32	60,417.52	60,347.26	0.00	0.00
5B	0.00	0.00	--	--	11/13/23	3,842,394.40	762,003.22	137,280.18	137,120.54	0.00	0.00
5C	0.00	0.00	--	--	11/13/23	57,618.76	11,434.37	2,058.59	2,056.19	0.00	0.00
5D	0.00	0.00	--	--	11/13/23	4,770,861.34	391,938.78	9,017.81	8,991.23	0.00	0.00
5E	0.00	0.00	--	--	11/13/23	3,004,234.86	246,560.86	5,678.57	5,661.82	0.00	0.00
10	3,205,558.08	0.00	--	--	09/11/23	0.00	0.00	180,443.02	180,443.02	0.00	0.00
12	1,292,960.00	0.00	--	--	04/11/22	5,220,421.36	1,747,834.46	(486.40)	3,798,547.05	119,342.89	0.00
26	0.00	(235,681.54)	01/01/23	09/30/23	11/14/22	0.00	0.00	68,871.75	825,795.36	207,794.28	0.00
51	426,524.99	234,012.49	01/01/23	06/30/23	--	0.00	0.00	25,123.25	25,123.25	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	33,227,913.78	20,130,387.07				18,586,582.87	3,495,241.01	1,034,725.80	6,137,060.00	1,963,056.13	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	0	0.00	0	0.00	0	0.00	5	49,267,485.02	2	36,540,964.53	1	32,637,210.41	0	0.00	0	0.00	4.711101%	4.503241%	(3)
11/17/23	0	0.00	0	0.00	0	0.00	5	49,366,346.50	2	36,565,439.21	0	0.00	0	0.00	0	0.00	4.711862%	4.503684%	(2)
10/17/23	0	0.00	0	0.00	0	0.00	5	49,459,529.60	2	36,588,334.86	0	0.00	0	0.00	0	0.00	4.711818%	4.503753%	(1)
09/15/23	0	0.00	0	0.00	1	25,105,723.74	5	49,557,767.05	2	36,667,916.52	0	0.00	0	0.00	0	0.00	4.887201%	4.739584%	0
08/17/23	0	0.00	0	0.00	1	25,156,942.81	5	49,650,307.49	2	36,741,843.05	0	0.00	0	0.00	2	13,841,874.99	4.934716%	4.805135%	1
07/17/23	0	0.00	0	0.00	2	36,815,438.02	5	49,742,537.23	2	36,815,438.02	0	0.00	0	0.00	2	13,967,228.93	4.956487%	4.872863%	2
06/16/23	0	0.00	0	0.00	2	36,894,033.74	5	49,839,855.07	2	36,894,033.74	0	0.00	0	0.00	7	86,270,630.94	4.937638%	4.860860%	3
05/17/23	0	0.00	3	42,082,166.02	4	44,816,228.47	5	49,931,448.43	2	36,966,946.06	0	0.00	0	0.00	0	0.00	4.962540%	4.892717%	4
04/17/23	3	42,163,668.03	0	0.00	4	44,909,368.43	0	0.00	2	37,044,884.04	0	0.00	0	0.00	1	2,354,301.36	4.962623%	4.905046%	5
03/17/23	0	0.00	0	0.00	4	44,995,903.34	0	0.00	1	11,700,061.27	0	0.00	0	0.00	3	30,110,630.18	4.959767%	4.902311%	6
02/17/23	0	0.00	4	54,057,232.89	3	33,374,014.28	0	0.00	1	11,726,744.87	0	0.00	0	0.00	1	7,786,185.58	4.939153%	4.883060%	7
01/18/23	4	54,155,385.98	0	0.00	3	33,437,674.49	0	0.00	1	11,748,796.06	0	0.00	0	0.00	1	110,359,893.70	4.940772%	4.885019%	8
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A	28000367	10/01/23	1	5	273,160.76	546,487.14	1,647,711.83	34,013,872.87	07/27/23	13
2B	200280367	10/01/23	1	5	273,160.76	546,487.14	0.00	34,013,872.87	07/27/23	13
5A	453000179	09/01/23	2	5	60,417.52	60,347.26	0.00	12,632,755.40	06/19/20	13		12/28/20
5B	453000181	09/01/23	2	5	137,280.18	137,120.54	0.00	28,704,039.98	06/19/20	13		12/28/20
5C	453000183	09/01/23	2	5	2,058.59	2,056.19	0.00	430,432.42	06/19/20	13		12/28/20
5D	453000185	09/01/23	2	5	9,017.81	8,991.23	0.00	4,780,337.31	06/19/20	13		12/28/20
5E	453000187	09/01/23	2	5	5,678.57	5,661.82	0.00	3,010,201.93	06/19/20	13		12/28/20
10	1238578	11/05/23	0	5	180,443.02	180,443.02	0.00	32,698,033.13	04/24/23	1
12	300961012	10/01/20	37	5	(486.40)	3,798,547.05	866,419.79	26,835,407.61	10/04/18	7			03/08/23
26	300961026	12/01/22	11	5	68,871.75	825,795.36	212,294.28	11,770,759.31	10/19/20	7			08/12/22
51	300961051	11/01/23	0	5	25,123.25	25,123.25	0.00	5,501,441.28	09/20/23	13
Totals					1,034,725.80	6,137,060.00	2,726,425.90	194,391,154.11
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		191,489,417	0	105,680,968		85,808,450
0 - 6 Months		67,843,622	67,843,622	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		2,857,965	2,857,965	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	262,191,004	108,827,980	67,554,575	49,267,485	0	36,540,965
Nov-23	262,335,644	108,607,070	67,796,788	0	49,366,347	36,565,439
Oct-23	263,064,625	76,234,380	0	100,782,381	49,459,530	36,588,335
Sep-23	382,973,708	228,480,188	0	0	117,825,604	36,667,917
Aug-23	450,423,194	262,750,624	0	0	150,930,727	36,741,843
Jul-23	512,899,764	393,414,654	0	0	82,669,672	36,815,438
Jun-23	582,516,410	462,795,625	0	0	82,826,751	36,894,034
May-23	675,159,998	588,261,603	0	42,082,166	7,849,282	36,966,946
Apr-23	676,743,412	589,670,376	42,163,668	0	7,864,484	37,044,884
Mar-23	680,603,374	635,607,471	0	0	33,295,842	11,700,061
Feb-23	712,506,035	625,074,788	0	42,330,488	33,374,014	11,726,745
Jan-23	721,826,774	634,233,714	42,406,590	0	33,437,674	11,748,796
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A	28000367	33,777,287.49	34,013,872.87	160,750,000.00	08/31/23	16,235,349.23	4.90000	06/30/23	09/01/23	176
2B	200280367	33,777,287.49	34,013,872.87	160,750,000.00	08/31/23	4,977,667.58	1.42326	06/30/23	09/01/23	176
5A	453000179	12,558,759.69	12,632,755.40	116,000,000.00	10/05/23	9,899,119.57	1.12000	09/30/23	06/01/23	237
5B	453000181	28,535,907.57	28,704,039.98	116,000,000.00	10/05/23	3,211,465.57	1.66020	09/30/23	06/01/23	237
5C	453000183	427,911.18	430,432.42	116,000,000.00	10/05/23	48,157.66	1.66020	09/30/23	06/01/23	237
5D	453000185	4,752,336.75	4,780,337.31	116,000,000.00	10/05/23	534,833.70	1.66020	09/30/23	06/01/23	237
5E	453000187	2,992,569.83	3,010,201.93	116,000,000.00	10/05/23	336,787.45	1.66020	09/30/23	06/01/23	237
10	1238578	32,637,210.41	32,698,033.13	37,700,000.00	06/28/23	3,205,558.08	1.48000	09/30/23	06/05/23	237
12	300961012	25,050,433.91	26,835,407.61	25,700,000.00	09/08/23	1,292,960.00	0.63000	09/30/23	10/01/23	237
26	300961026	11,490,530.62	11,770,759.31	11,200,000.00	06/21/23	(315,105.36)	(0.38000)	09/30/23	08/01/23	237
51	300961051	5,489,182.15	5,501,441.28	9,000,000.00	08/12/13	471,903.64	1.04000	06/30/23	10/01/23	237
Totals		191,489,417.09	194,391,154.11	985,100,000.00		39,898,697.12

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A	28000367	OF	NY	07/27/23	13

The loan transferred to Special Servicing on 7/27/2023 for imminent maturity default. The loan is secured by the leasehold interest in a 662,865 SF office tower built in 2003, located in downtown Brooklyn, NY. The loan matured on 9/1/2023 and failed to p ay off. As of November 2023, the property is 68% occupied with large upcoming rollover in 2024 totaling approximately 36% of the NRA. The property was inspected in August 2023 and found to be in good overall condition. The loan is

	currently cash managed. Modification negotiations are underway with the Borrower.

2B	200280367	Various	Various	07/27/23	13

The loan transferred to Special Servicing on 7/27/2023 for imminent maturity default. The loan is secured by the leasehold interest in a 662,865 SF office tower built in 2003, located in downtown Brooklyn, NY. The loan matured on 9/1/2023 and failed to p ay off. As of November 2023, the property is 68% occupied with large upcoming rollover in 2024 totaling approximately 36% of the NRA. The property was inspected in August 2023 and found to be in good overall condition. The loan is

	currently cash managed. Modification negotiations are underway with the Borrower.

5A	453000179	RT	FL	06/19/20	13

11/09/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of

	seeking approval of the to sell the property and negotiating the purchase and sale agreement.
5B	453000181	Various	Various	06/19/20	13

11/09/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of

	seeking approval of the to sell the property and negotiating the purchase and sale agreement.
5C	453000183	Various	Various	06/19/20	13

11/09/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of

	seeking approval of the to sell the property and negotiating the purchase and sale agreement.
5D	453000185	Various	Various	06/19/20	13

11/09/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of

	seeking approval of the to sell the property and negotiating the purchase and sale agreement.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5E	453000187	Various	Various	06/19/20	13

11/09/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of

	seeking approval of the to sell the property and negotiating the purchase and sale agreement.
10	1238578	OF	NY	04/24/23	1

The loan transferred to Special Servicing effective 4/24/2023 for imminent maturity default. The Loan matured on 6/5/23. The subject is a 105,595 SF office property located in New York, NY built in 1925 and renovated in 2012. As of August

2023, the asset is 99.39% occupied. A pre-negotiation agreement was signed in May 2023. A site inspection from June 2023 found the asset in good overall condition. The loan was modified in November 2023. Loan modification terms included

	amending the loan maturity date to 6/5/25. The special servicer is working to board the loan modification with the master servicer.

12	300961012	RT	NV	10/04/18	7

The loan transferred to Special Servicing on 10/4/18 following the closure of anchor tenant, Toys R Us (65,705sf; 35.63% NRA; 43% EGI). The subject is a 184,403 SF power shopping center located in northern Las Vegas, NV, constructed in

2009 that is shadow-anchored by Target and Home Depot. A receiver was appointed in July 2019. The Trust took title via a Foreclosure sale which took place on 3/7/2023. The receivership was dismissed by the court on 6/29/23. The property was inspected in August 2023 and was found to be in generally good condition with no material deferred maintenance. An undeveloped collateral pad site was sold in October 2021 and proceeds were applied. A co-anchor lease (Burlington) for approximately half of the vacant former Toys R Us box (27.6K SF, 15% NRA) commenced in November 2022. Occupancy is currently 79% with leasing efforts continuing for the remaining 39K SF of vacant anchor space.

26	300961026	RT	FL	10/19/20	7

The loan transferred to Special Servicing on 10/19/2020 due to imminent monetary default. The loan is secured by a 185,705 SF shopping center located in Winter Haven, FL. As of November 2023, the center is 50.7% leased. The anchor tenant's lease (Belk, 33% NRA) was extended through 7/31/2026. While Belk had filed chapter 11 bankruptcy, they accepted this lease. A July 2023 inspection found the asset to be in generally good condition with the former Macy's anchor space to be in fair condition with significant deferred maintenance. Title was received in August 2022. The Receiver was dismissed in January 2023. The Special Servicer is continuing leasing efforts for the former Macy's anchor space, the

	inline vacancies and the vacant restaurant space.
51	300961051	RT	PA	09/20/23	13

The loan transferred to Special Servicing effective 9/20/2023 for imminent maturity default. The loan matured on 10/1/23 and did not payoff at maturity. The subject is a 52,942 SF retail property located in Hermitage, PA, built in 2006 and renovated in 20 12 that is shadow-anchored by Walmart. Occupancy as of November 2023 was 76%. A Pre-Negotiation Agreement was executed in October 2023. A November 2023 site inspection found the property to be in good overall

	condition. The special servicer is currently reviewing rights and remedies under the loan documents while evaluating a proposal received from Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A	0.00	0.00	7,062.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	7,062.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	2,621.66	0.00	0.00	5,667.47	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	5,956.91	0.00	0.00	12,877.57	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	89.33	0.00	0.00	193.11	0.00	0.00	0.00	0.00	0.00	0.00
5D	0.00	0.00	992.06	0.00	0.00	15,989.28	0.00	0.00	0.00	0.00	0.00	0.00
5E	0.00	0.00	624.70	0.00	0.00	10,068.53	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	(37,754.82)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,218.84	0.00	0.00	0.00	0.00	114,605.74	0.00	0.00	0.00	0.00
26	0.00	0.00	2,398.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	1,146.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(4,581.89)	0.00	0.00	44,795.96	0.00	114,605.74	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		154,819.81

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Exchange of Exchangeable Certificates--March 2016

In March 2016 an exchange of exchangeable certificates took effect in which $116,464,000.00 of Class PST was exchanged for $52,648,500.00 of Class A-S, $37,491,500.00 of Class B, and $26,324,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27